Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois  60603

                         April 20, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent J. DiStefano

Re:                        FT 3480
              Dow(R) Target 10 May '12 - Term 6/17/13
              Target Focus 4 May '12 - Term 8/9/13
               Target Triad May '12 - Term 8/9/13
                Target VIP May '12 - Term 8/9/13
                       (the "Trusts")

Dear Mr. DiStefano:

     Included herewith please find a copy of the Amendment No. 4 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on April 20, 2012. First Trust
Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trusts. The Trusts will consist of the portfolios listed above. The portfolios will be selected through application of four objective investment strategies. We have previously requested from the staff of the Commission selective review of the inclusion in the Trusts of hypothetical performance information relating to the investment strategies. In response to certain questions raised and comments received from the staff of the Commission in a phone conversation on April 18, 2012, we have amended the prospectus to incorporate the requested changes. Please see the attached correspondence for our specific responses to the staff's comments. We have also modified the language in the Trusts' prospectus to conform with comments received from the staff of the Commission regarding previous series of the Trusts. A recent example of a similar unit investment trust, which utilized the same strategies as the Trusts, is FT 3397 (File No. 333-179324), declared effective by the Commission on March 30, 2012.

     We are advised that First Trust proposes to deposit securities and to activate the subject Trusts on or about April 30, 2012, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trusts of hypothetical performance information for the investment strategies by the staff of the Commission and ask that the Trusts be granted effectiveness by the staff as early as possible on April 30, 2012.

     Inasmuch as the Trusts are not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP

                                    By /s/ Brian D. Free
                                      -------------------
                                         Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure